Research and development expenses - Summary of Research And Development Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (19,508,101)	€ (5,684,562)	€ (3,645,413)
Personnel expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(2,951,323)	(131,544)	(99,946)
Clinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(8,748,748)	(2,009,892)	(205,873)
Preclinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(3,322,590)	(1,850,444)	(2,449,046)
Manufacturing costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(4,311,958)	(1,379,590)	(870,933)
License costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses		(300,000)
Intellectual Property costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (173,482)	€ (13,092)	€ (19,615)